Income Taxes (Details) - Schedule of components of deferred tax assets	Dec. 31, 2021 USD ($)
Schedule Of Components Of Deferred Tax Assets Abstract
Net operation loss carryforwards	$ 40,436
Total deferred income tax asset	40,436
Less: valuation allowance	(40,436)
Total deferred income tax asset